Average Annual Total Returns	Eaton Vance Hexavest Global Equity Fund Average Annual Return, Caption	Eaton Vance Hexavest Global Equity Fund MSCI World Index One Year	Eaton Vance Hexavest Global Equity Fund MSCI World Index Five Years	Eaton Vance Hexavest Global Equity Fund MSCI World Index Life of Fund	Eaton Vance Hexavest Global Equity Fund MSCI World Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance Hexavest Global Equity Fund Class A One Year	Eaton Vance Hexavest Global Equity Fund Class A Five Years	Eaton Vance Hexavest Global Equity Fund Class A Life of Fund	Eaton Vance Hexavest Global Equity Fund Class A After Taxes on Distributions One Year	Eaton Vance Hexavest Global Equity Fund Class A After Taxes on Distributions Five Years	Eaton Vance Hexavest Global Equity Fund Class A After Taxes on Distributions Life of Fund	Eaton Vance Hexavest Global Equity Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Hexavest Global Equity Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Hexavest Global Equity Fund Class A After Taxes on Distributions and Sales Life of Fund	Eaton Vance Hexavest Global Equity Fund Class C One Year	Eaton Vance Hexavest Global Equity Fund Class C Five Years	Eaton Vance Hexavest Global Equity Fund Class C Life of Fund	Eaton Vance Hexavest Global Equity Fund Class I One Year	Eaton Vance Hexavest Global Equity Fund Class I Five Years	Eaton Vance Hexavest Global Equity Fund Class I Life of Fund	Eaton Vance Hexavest International Equity Fund Average Annual Return, Caption	Eaton Vance Hexavest International Equity Fund MSCI EAFE Index One Year	Eaton Vance Hexavest International Equity Fund MSCI EAFE Index Five Years	Eaton Vance Hexavest International Equity Fund MSCI EAFE Index Life of Fund	Eaton Vance Hexavest International Equity Fund MSCI EAFE Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance Hexavest International Equity Fund Class A One Year	Eaton Vance Hexavest International Equity Fund Class A Five Years	Eaton Vance Hexavest International Equity Fund Class A Life of Fund	Eaton Vance Hexavest International Equity Fund Class A After Taxes on Distributions One Year	Eaton Vance Hexavest International Equity Fund Class A After Taxes on Distributions Five Years	Eaton Vance Hexavest International Equity Fund Class A After Taxes on Distributions Life of Fund	Eaton Vance Hexavest International Equity Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Hexavest International Equity Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Hexavest International Equity Fund Class A After Taxes on Distributions and Sales Life of Fund	Eaton Vance Hexavest International Equity Fund Class I One Year	Eaton Vance Hexavest International Equity Fund Class I Five Years	Eaton Vance Hexavest International Equity Fund Class I Life of Fund
Total	Average Annual Total Return as of December 31, 2019	27.67%	8.73%	10.79%	(reflects net dividends, which reflects the deduction of withholding taxes)	12.80%	5.65%	7.58%	12.10%	4.29%	6.25%	8.30%	4.20%	5.84%	17.75%	6.42%	8.11%	19.92%	7.18%	8.72%	Average Annual Total Return as of December 31, 2019	22.01%	5.67%	7.34%	(reflects net dividends, which reflects the deduction of withholding taxes)	9.37%	2.77%	4.12%	9.07%	2.54%	3.56%	6.40%	2.33%	3.29%	16.25%	4.25%	5.22%